Income Statement (10-K) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Premiums and policy fees	$ 3,622,448	$ 3,910,489	$ 7,402,014	$ 8,033,347	$ 16,498,551	$ 17,434,156
Reinsurance premiums and policy fees	(1,002,699)	(1,481,444)	(1,830,973)	(2,447,535)	(4,107,958)	(3,931,963)
Net investment income	5,575,059	4,875,160	11,866,576	9,198,109	24,858,837	14,240,793
Other income	522,480	472,971	1,001,704	939,353	1,834,465	1,645,322
Revenues before realized gains (losses)	8,717,288	7,777,176	18,439,321	15,723,274	39,083,895	29,388,308
Realized investment gains (losses), net:
Other-than-temporary impairments	(222,947)	0	(262,067)	(477,386)	(1,478,970)	(2,007,174)
Other realized investment gains, net	325,990	736	1,921,508	215,672	838,432	1,377,646
Total realized investment gains (losses), net	103,043	736	1,659,441	(261,714)	(640,538)	(629,528)
Total revenues	8,820,331	7,777,912	20,098,762	15,461,560	38,443,357	28,758,780
Benefits, claims and settlement expenses:
Life	4,702,304	5,862,899	9,775,949	11,874,555	23,833,379	25,633,506
Reinsurance benefits and claims	(826,845)	(2,113,801)	(1,510,834)	(3,869,632)	(6,424,865)	(4,645,387)
Annuity	254,810	332,393	523,541	498,061	976,755	810,509
Dividends to policyholders	139,216	151,625	291,785	319,548	561,713	695,349
Commissions and amortization of deferred policy acquisition costs	(219,139)	(226,811)	(431,829)	(344,185)	(824,850)	57,313
Amortization of cost of insurance acquired	307,754	331,183	615,508	662,366	1,324,731	4,176,539
Operating expenses	2,064,465	1,848,216	4,130,802	3,819,786	8,030,984	7,042,585
Interest expense	82,001	84,593	139,963	181,277	304,353	484,449
Total benefits and other expenses	6,504,566	6,270,297	13,534,885	13,141,776	27,782,200	34,254,863
Income (loss) before income taxes	2,315,765	1,507,615	6,563,877	2,319,784	10,661,157	(5,496,083)
Income tax (expense) benefit	(919,968)	(234,208)	(1,383,711)	(546,737)	(2,278,245)	300,745
Net income (loss)	1,395,797	1,273,407	5,180,166	1,773,047	8,382,912	(5,195,338)
Net (income) loss attributable to noncontrolling interest	(139,861)	(88,107)	(564,265)	(252,556)	(786,337)	905,091
Net income (loss) attributable to common shareholders'	$ 1,255,936	$ 1,185,300	$ 4,615,901	$ 1,520,491	$ 7,596,575	$ (4,290,247)
Amounts attributable to common shareholders':
Basic income (loss) per share	$ 0.33	$ 0.31	$ 1.21	$ 0.39	$ 1.97	$ (1.12)
Diluted income per share	$ 0.33	$ 0.31	$ 1.21	$ 0.39	$ 1.97	$ (1.12)
Basic weighted average shares outstanding	3,823,305	3,879,794	3,828,572	3,877,852	3,848,079	3,843,113
Diluted weighted average shares outstanding	3,823,305	3,879,794	3,828,572	3,877,852	3,848,079	3,843,113